Business Combinations - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Oct. 18, 2019	Jul. 08, 2019	Jan. 31, 2020	Jul. 31, 2020	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2019	Sep. 30, 2019
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration - cash payment				$ 200		$ 200
Fair value of contingent consideration			$ 6,000		$ 6,000	6,000
First Initial Tranche Earn-Out
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration - cash payment				$ 100		$ 100
Equity interest issued or issuable, number of shares (in shares)				142,846		142,846
Second Initial Tranche Earn-Out
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration - cash payment				$ 100		$ 100
Equity interest issued or issuable, number of shares (in shares)				142,846		142,846
Visible Equity, LLC
Business Acquisition, Contingent Consideration [Line Items]
Revenues					5,600
Net loss attributable to nCino, Inc.					$ 1,700
Visible Equity, LLC | General and administrative
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Transaction Costs		$ 800
Visible Equity, LLC | Voting Common Stock
Business Acquisition, Contingent Consideration [Line Items]
Business acquisition, equity interest issued or issuable, value assigned per share		$ 16.55
Equity interest issued or issuable, number of shares (in shares)		1,438,805
Fin Suite Pty Ltd
Business Acquisition, Contingent Consideration [Line Items]
Revenues			800			$ 142,958	$ 102,244
Net loss attributable to nCino, Inc.			$ 300			(27,647)	$ (24,954)
Contingent consideration - cash payment	$ 197
Fin Suite Pty Ltd | General and administrative
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Transaction Costs						$ 300
Fin Suite Pty Ltd | Voting Common Stock
Business Acquisition, Contingent Consideration [Line Items]
Business acquisition, equity interest issued or issuable, value assigned per share								$ 21.75
Equity interest issued or issuable, number of shares (in shares)	63,967